Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Accounts payable	$ 284,139	$ 115,561
Accrued construction costs	469,328	535,924
Payroll and other employee related payables	2,238	1,530
Accounts payable and accrued liabilities	$ 755,705	$ 653,015